Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Jan. 13, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Prospectus dated January 13, 2025
TH GARP Global Rising Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s Investment Objective is restated in its entirety to read as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	TH GARP Global Rising Leaders ETF (the “Fund”) seeks long-term capital appreciation.
TH GARP Global Rising Leaders ETF | TH GARP Global Rising Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGG